Segmented information	9 Months Ended
May 31, 2024
Segmented Information
Segmented information

18.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the interim condensed consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	Three months ended May 31,		Nine Months Ended May 31,
Revenue	2024	2023	2024	2023
Tanzania	$10,148	$9,317	$27,536	$29,133
Total revenue	$10,148	$9,317	$27,536	$29,133

During the three and nine months ended May 31, 2024, the Company generated 93% and 92%, respectively (2023 – 92% and 95%, respectively) of its revenue from one (2023 – one) customer totalling $9.5 million and $25.4 million, respectively (2023 – $8.6 million and $27.6 million, respectively).

Non-current assets	May 31, 2024	August 31, 2023
Canada	$42	$55
Tanzania	75,797	66,952
Total non-current assets	$75,839	$67,007